Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		$ 13,229,231
Operating Loss Carryforwards, Expiration Date		Dec. 31, 2036
Income tax examination description		On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"). The Tax Act reduces the corporate tax rate to 21% effective January 1, 2018. Consequently, we have recorded an adjustment to the deferred tax provision for the year ended December 31, 2017.
Statutory federal income rate	21.00%	21.00%	34.00%